Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Oil and natural gas revenues, net of royalties (Note 7)	$ 58,524	$ 50,597
Other income	127	2
Total revenue	58,651	50,599
Expenses
Production and operating expenses	8,233	5,895
Depletion, depreciation and amortization (Notes 9,10)	15,892	15,009
General and administrative expenses	5,636	4,243
Stock based compensation (Note 15)	1,075	790
Total expenses	30,836	25,937
Finance income
Unrealized gain on risk management contracts (Note 6)	336	1,813
Interest income	2
Total finance income	338	1,813
Finance expense
Interest on loans and borrowings	3,382	2,263
Realized loss on risk management contracts (Note 6)	616	1,379
Accretion	90	80
Interest on lease liability	82	103
Foreign exchange loss	4	11
Total finance expense	4,174	3,836
Net income before income taxes	23,979	22,639
Income tax expense (Note 11)	(5,864)	(3,359)
Net income and comprehensive income	$ 18,115	$ 19,280
Basic net income per share (Note 13)	$ 0.51	$ 0.54
Diluted net income per share (Note 13)	$ 0.50	$ 0.53